Subsequent Events (Details)	2 Months Ended	6 Months Ended		7 Months Ended		12 Months Ended
	May 31, 2019 USD ($)	Jul. 04, 2019 USD ($)	Jun. 30, 2019 USD ($) $ / shares	Jul. 31, 2019 USD ($)	Jul. 24, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017
Subsequent Event [Line Items]
Financial liability			$ 50,997,000			$ 24,842,000
Navios Libra
Subsequent Event [Line Items]
Vessel year built			2019
Vessel type			Kamsarmax
Vessel capacity in DWT			82,011
Term Loan B Facility
Subsequent Event [Line Items]
Repayment of debt	$ 73,478,000
Description of assets pledged as collateral						Four drybulk vessels were released and in exchange, five drybulk vessels and $2,000 in cash substituted the released vessels, as collateral to the Term Loan B Facility.
Navios Ace
Subsequent Event [Line Items]
Vessel year built			2011
Vessel type			Capesize
Vessel capacity in DWT			179,016
Panamax Vessels
Subsequent Event [Line Items]
Vessel capacity in DWT							82,011
Subsequent Event | July 2019 Credit Facility
Subsequent Event [Line Items]
Interest rate description		LIBOR plus 275 bps
Interest rate percentage		2.75%
Debt instrument term		6 years
Number of loan tranches		4
Credit facility, maximum borrowing capacity		$ 52,800,000
Bareboat charter-in agreement duration		10 years
Subsequent Event | Term Loan B Facility
Subsequent Event [Line Items]
Repayment of debt				$ 34,000,000
Description of assets pledged as collateral				Two vessels were released from the collateral package of the Term Loan B Facility
Subsequent Event | Navios Ace
Subsequent Event [Line Items]
Financial liability					$ 22,000,000
Debt instrument term					11 years
Sale Lease back Transaction Daily Rental Payments					$ 6,500
Sale Leaseback Transaction, Imputed Interest Rate					6.30%
Purchase Obligation					$ 6,300,000
Subsequent Event | Panamax Vessels | July 2019 Credit Facility
Subsequent Event [Line Items]
The number of vessels financed		1
Subsequent Event | Capesize Vessels | July 2019 Credit Facility
Subsequent Event [Line Items]
The number of vessels financed		3
Installment 3 - FY 2019
Subsequent Event [Line Items]
Declaration date			Jul. 25, 2019
Cash distribution declared per unit | $ / shares			$ 0.3
Distribution date			Aug. 09, 2019
Date of record			Aug. 06, 2019
Aggregate amount of cash distributions paid			$ 3,364,000